Investment Strategy - Eaton Vance Domestic Equity Funds - Classes A,C,I,R and R6	Jun. 30, 2026
Eaton Vance Dividend Builder Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock (the “80% Policy”). Dividend-paying securities are securities that periodically pay, or are expected to pay, interest or dividends (which are payments of earnings from a company). The Fund invests primarily in large-cap stocks but may invest in companies with a broad range of market capitalizations, including smaller companies. The Fund may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to  10% of its net assets) securities rated BBB by S&P Global Ratings (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below and unrated securities determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used. The Fund may also invest in non-income producing securities. The Fund may invest up to  35% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in  U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts  (“ADRs”), which are either sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and may lend its securities.
The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts or to generate income by writing covered call options or put options. The Fund may also enter into a combination of option transactions on individual securities. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. Except as required by applicable regulations, there is no stated limit on the Fund’s use of derivatives for such purposes.
The portfolio manager seeks to purchase securities that he believes are reasonably priced in relation to their fundamental value and that may produce attractive levels of dividend income and offer the potential for dividend growth, while growing in value over time. The portfolio manager may also seek to purchase companies that he believes have the potential to initiate or reinstate a dividend in the foreseeable future. The portfolio manager selects the portfolio of securities primarily on the basis of fundamental research. The portfolio manager utilizes the information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting securities, the portfolio manager seeks companies with solid dividend prospects, a strong cash flow profile, a durable balance sheet and secular growth potential. In addition, the portfolio manager employs a portfolio construction process that seeks to manage investment risk. This process includes the use of portfolio optimization tools (quantitative tools that help track the portfolio’s fundamental characteristics such as its volatility, valuation and growth rate) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among the Fund’s holdings. The portfolio manager may sell a security when he believes it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock (the “80% Policy”).
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock (the “80% Policy”). Dividend-paying securities are securities that periodically pay, or are expected to pay, interest or dividends (which are payments of earnings from a company). The Fund invests primarily in large-cap stocks but may invest in companies with a broad range of market capitalizations, including smaller companies. The Fund may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by S&P Global Ratings (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below and unrated securities determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used. The Fund may also invest in non-income producing securities. The Fund may invest up to 35% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and may lend its securities.
Eaton Vance Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. Under normal market conditions, the Fund invests primarily in large-cap companies. The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000® Growth Index (the “Index”). As of December 31, 2025, the market capitalization range for the Index was $1.18 billion to $4.5 trillion and the median market capitalization was $22.4 billion. Market capitalizations of companies within the Index are subject to change. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in  U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and may lend its securities. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. At times, the Fund’s investments may be focused in one or more sectors.
The Fund employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term. Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. In addition to rigorous fundamental research, the portfolio managers use various risk tools to help manage and monitor the Fund’s risk profile as well as individual stocks’ valuation, volatility and other risk characteristics.

Strategy Portfolio Concentration [Text]	The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. Under normal market conditions, the Fund invests primarily in large-cap companies. The portfolio managers generally consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000® Growth Index (the “Index”). As of December 31, 2025, the market capitalization range for the Index was $1.18 billion to $4.5 trillion and the median market capitalization was $22.4 billion. Market capitalizations of companies within the Index are subject to change. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and may lend its securities. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. At times, the Fund’s investments may be focused in one or more sectors.
Eaton Vance Large-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies (the “80% Policy”). The portfolio managers generally consider large-cap companies to be those companies having market capitalizations within the range of companies included in the Russell 1000® Value Index (the “Index”), although the portfolio will generally consist of stocks with a market capitalization equal to or greater than the median market capitalization of companies included in such index. As of December 31, 2025, the range of companies in the Index was $1.18  billion to $3.9 trillion and the median market capitalization was $14.7 billion. Market capitalizations of companies within the Index are subject to change. Under normal market conditions, the Fund invests primarily in value stocks. Value stocks are stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the intrinsic value of the company. The Fund primarily invests in dividend-paying stocks, but also may invest in non-income producing stocks. The Fund may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so-called “junk”)). The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in  U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and may lend its securities.
Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value. The portfolio managers may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by conducting an analysis of the risk and return characteristics of securities (as described above) in which the Fund invests.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies (the “80% Policy”).
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies (the “80% Policy”). The portfolio managers generally consider large-cap companies to be those companies having market capitalizations within the range of companies included in the Russell 1000® Value Index (the “Index”), although the portfolio will generally consist of stocks with a market capitalization equal to or greater than the median market capitalization of companies included in such index. As of December 31, 2025, the range of companies in the Index was $1.18 billion to $3.9 trillion and the median market capitalization was $14.7 billion. Market capitalizations of companies within the Index are subject to change. Under normal market conditions, the Fund invests primarily in value stocks. Value stocks are stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the intrinsic value of the company. The Fund primarily invests in dividend-paying stocks, but also may invest in non-income producing stocks. The Fund may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so-called “junk”)). The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”) and may lend its securities.
Eaton Vance Small-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”). The portfolio managers consider small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in the current Russell 2000® Index (the “Index”), or (ii) below the three-year average maximum market cap of companies in the Index as of December 31 of the three preceding years. The market capitalization range for the Index was approximately $1.0 million to $31.3 billion as of December 31, 2025. The average maximum market capitalization of companies in the Index as of the three year period ending December 31, 2025 was approximately $25.2 billion. Market capitalizations of companies within the Index are subject to change. With respect to 20% of its net assets, the Fund may also invest in companies that are larger than the capitalization ranges stated above. The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”).
Investment decisions for the Fund are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. The portfolio managers take a long-term perspective when selecting companies and the quality focus typically leads them to companies  benefitting from structural growth or structural change. Sought after company characteristics may include: a business model with identifiable competitive advantage(s)/barrier(s) to entry, a scalable market opportunity, a solid balance sheet, and a strong management team with a history of good capital allocation. The portfolio managers believe such companies typically exhibit high or improving returns on capital, strong free-cash-flow generation, and positive or inflecting earnings. The portfolio managers also employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”).
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”). The portfolio managers consider small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in the current Russell 2000® Index (the “Index”), or (ii) below the three-year average maximum market cap of companies in the Index as of December 31 of the three preceding years. The market capitalization range for the Index was approximately $1.0 million to $31.3 billion as of December 31, 2025. The average maximum market capitalization of companies in the Index as of the three year period ending December 31, 2025 was approximately $25.2 billion. Market capitalizations of companies within the Index are subject to change. With respect to 20% of its net assets, the Fund may also invest in companies that are larger than the capitalization ranges stated above. The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, such as American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts, that evidence ownership in underlying foreign stocks). The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund may also invest in publicly traded real estate investment trusts (“REITs”).